11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
September 25, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM International Mutual Funds (Invesco International Mutual Funds)
CIK 0000880859 Invesco International Select Equity Fund (the “Fund”)

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for Invesco International Select Equity Fund as filed pursuant to Rule 497(e) under the 1933 Act on September 23, 2020 (Accession Number: 0001193125-20-251894).
Please direct any comments or questions to the undersigned, or contact me at 630-684-6215 or at laura.riedel@invesco.com.
Very truly yours,
/s/ Laura K. Riedel
Laura K. Riedel
Paralegal III